11. INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ 3,134	$ 5,623	$ 5,491	$ 10,361
Deferred	(1,367)	(3,664)	(2,698)	(7,790)
Total	$ 1,767	$ 1,959	$ 2,793	$ 2,571